Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Fair Value Of Financial Instruments Measured On A Recurring Basis

		Quoted in		Significant
	Balance at	Markets	Significant Other	Unobservable
	December 31,	Identical	Observable Inputs	Inputs
Description	2014	(Level 1)	(Level 2)	(Level 3)
Interest rate swaps	$(2,345)	$—	$(2,345)	$—
Contingent consideration obligations	(17,486)	—	—	(17,486)
Total	$(19,831)	$—	$(2,345)	$(17,486)

Reconciliation Of The Fair Value Of The Liabilities That Use Significant Unobservable Inputs (Level 3)

	Fiscal Year Ended
	December 31,
	2014	2013
Balance at beginning of period	$(5,484)	$(296)
Adjustment of provisional amounts	—	—
Issuance of contingent consideration	(10,695)	(5,553)
Settlement of contingent consideration	—	296
Total changes included in contingent consideration	(1,307)	69
Balance at end of period	$(17,486)	$(5,484)

Quantitative Information About Level 3 Fair Value Measurements

	Range of Inputs	Fair Value	Impairment
Long-lived assets to be held and used
Relevant asset group	N/A	$13,066	$73,220
Balance sheet account:
Customer relationships	N/A	N/A	$72,290
Property and equipment	N/A	N/A	$930
Unobservable inputs (discounted cash flow method):
Probability of contract extension	80%	N/A	N/A
Probability of new contract execution	20%-90%	N/A	N/A
Expected annual revenue range	$3,080-$3,590	N/A	N/A
Risk free interest rate	1.6%	N/A	N/A
Long-lived assets to be disposed of
Property and Equipment	N/A	$—	$9,949

Carrying Amount And The Estimated Fair Value Of Financial Instruments

	Carrying
	Amount	Fair Value
Cash and cash equivalents	$82,306	$82,306
Accounts receivable	$233,791	$233,791
Senior Credit Facilities (Level 1)	$1,424,992	$1,400,453
Senior Notes (Level 2)	$750,000	$811,643